EQUITY (Details 1) (USD $)	3 Months Ended
Mar. 31, 2013
Equity Details 1
Begining Balance	18,788,485
Granted	1,137,632
Expired/Cancelled	(688,749)
Exercised	(1,948,792)
Ending Balance	17,288,576
Begining Balance, Weighted-Average Exercise Price	$ 0.56
Granted, Weighted-Average Exercise Price	$ 0.96
Expired/Cancelled, Weighted-Average Exercise Price	$ 1.49
Exercised, Weighted-Average Exercise Price	$ 0.5
Ending Balance, Weighted-Average Exercise Price	$ 0.56